Credit facilities (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($) item	Sep. 30, 2023 item
Credit facilities
Balance		$ 819,000
Interest expense	$ 8,515	$ 36,380
Collateral/Guarantee | item		55	55
Pony Partners Ltd | Maturities, August 30, 2023
Credit facilities
Weighted average interest rate	5.50%
Balance		$ 280,000
Collateral/Guarantee	20
Pony Partners Ltd | Maturities, September 12, 2023
Credit facilities
Weighted average interest rate	5.50%
Balance		$ 539,000
Collateral/Guarantee	35